RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 27, 2020	Jun. 30, 2020	Jun. 30, 2019	Jan. 09, 2019	Oct. 25, 2017
Annual compensation		$ 150,000
Mr. Rubakh [Member] | Series B Preferred Stock [Member]
Stock-based compensation - related party		$ 120,000	$ 1,312,000
Reissuance of Series B preferred stock	30,000
Return and cancellation of common shares	3,000,000
Preferred stock shares issued		100,000	70,000	3,500	3,500
Salary expense		$ 150,000	$ 150,000
Preferred stock, series B shares converted			30,000
Due to related party		$ 122,907	$ 69,854
Common stock, shares converted			3,000,000